EXPENSES BY NATURE - Classified by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EXPENSES BY NATURE
Depreciation and amortisation	R$ (2,074,295)	R$ (1,891,814)	R$ (2,092,551)
Labor expenses	(5,175,373)	(5,724,352)	(5,514,721)
Raw material and consumption material	(25,890,618)	(29,623,418)	(23,423,950)
Freight	(2,300,439)	(2,770,516)	(2,281,773)
Impairment of non-financial assets			(1,114,807)
Gains and losses on assets held for sale and sales of interest in subsidiaries		(414,507)	(721,682)
Reversal of provision for tax liabilities, net			929,711
Other expenses/income, net	(1,002,301)	(1,697,786)	(1,563,177)
Total Expenses	R$ (36,443,026)	R$ (42,122,393)	R$ (35,782,950)